Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of basic loss per share
	Year ended December 31
	2022	2021	2020

Loss attributable to Company’s owners (U.S. dollars in thousands)	(13,151)	(13,125)	(7,845)
The weighted average of the number of ordinary shares in issue (in thousands)	31,594	27,106	11,074
Basic loss per share (U.S. dollar)	(0.42)	(0.48)	(0.71)

Schedule of diluted loss per share
	Year ended December 31
	2022	2021	2020

Loss attributable to the Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	(13,151)	(13,125)	(7,845)
Adjustment in respect of the finance income relating to convertible debentures (U.S. dollars in thousands)	-	-	(1,692)
	(13,151)	(13,125)	(9,537)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	31,594	27,106	11,074
Adjustment respect of the incremental shares assuming the conversion to convertible debentures (in thousands)	-	-	1,911
	31,594	27,106	12,985
Diluted loss per share (U.S. dollar)	(0.42)	(0.48)	(0.84)